UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East             52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class D, 3.97%, 4/18/27	USD	970	$864,699
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.97%, 4/15/24		650	615,726
ALM V Ltd., Series 2012-5A, Class BR, 3.31%, 10/18/27		3,140	3,072,490
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class B, 2.89%, 4/24/24		2,420	2,378,335
Series 2013-7R2A, Class C, 3.74%, 4/24/24		750	738,897
ALM VIII Ltd., Series 2013-8A, Class C, 3.52%, 1/20/26		3,000	2,758,817
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.16%, 7/15/27		6,375	6,268,537
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.48%, 12/09/26		1,400	1,358,000
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class D, 3.72%, 4/15/27		1,250	1,109,000
Series 2015-6A, Class E1, 5.22%, 4/15/27		1,000	825,100
Apidos CLO XII, Series 2013-12A, Class D, 3.37%, 4/15/25		1,000	914,062
Apidos CLO XXI, Series 2015-21A, Class C, 3.83%, 7/18/27		750	696,225
ARES CLO Ltd., Series 2012-2A, Class DR, 4.02%, 10/12/23		1,000	970,000
ARES XXXII CLO Ltd., Series 2014-32A, Class C, 4.47%, 11/15/25		1,000	955,100
ARES XXXVII CLO Ltd., Series 2015-4A, Class C, 4.58%, 10/15/26		1,300	1,254,500
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.57%, 8/15/24		1,160	1,134,484
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.99%, 10/15/26		2,125	1,968,168
Atrium IX, Series 9A, Class D, 3.83%, 2/28/24		1,000	944,430
Atrium X, Series 2013-10A, Class D, 3.82%, 7/16/25		1,500	1,388,770
Atrium XII, Series 12A, Class D, 3.90%, 10/22/26		1,250	1,198,375
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24		750	685,901
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class C, 4.02%, 4/18/27		1,000	935,000
Series 2015-VIA, Class D, 5.87%, 4/18/27		1,000	855,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.24%, 7/18/27		3,250	3,157,700
Benefit Street Partners CLO VIII Ltd.:
Series 2015-8A, Class B, 3.32%, 1/20/28		500	483,650
Series 2015-8A, Class C, 4.22%, 1/20/28		500	463,800

Asset-Backed Securities (a)(b)		Par (000)	Value
BlueMountain CLO Ltd.:
Series 2013-1A, Class C, 3.72%, 5/15/25	USD	1,900	$1,788,061
Series 2014-4A, Class E, 5.71%, 11/30/26		1,000	859,907
Series 2015-2A, Class E, 5.63%, 7/18/27		750	633,630
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class C, 4.07%, 4/27/27		750	721,358
CIFC Funding Ltd.:
Series 2013-4A, Class D, 3.83%, 11/27/24		750	712,875
Series 2014-2A, Class A3L, 3.18%, 5/24/26		945	907,853
Series 2014-3A, Class D, 3.72%, 7/22/26		500	455,266
Series 2015-1A, Class D, 4.32%, 1/22/27		600	568,101
Series 2015-2A, Class D, 3.97%, 4/15/27		1,250	1,140,617
Dryden 36 Senior Loan Fund, Series 2014-36A, Class E, 5.51%, 11/09/25		1,500	1,273,752
Highbridge Loan Management Ltd.:
Series 6A-2015, Class C, 3.37%, 5/05/27		1,250	1,213,905
Series 6A-2015, Class D, 3.95%, 5/05/27		950	864,500
Series 7A-2015, Class C, 3.70%, 11/15/26		500	497,565
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.82%, 10/23/25		2,405	2,267,452
Madison Park Funding XIII Ltd., Series 2014-13A, Class D, 3.67%, 1/19/25		1,000	923,100
Neuberger Berman CLO XV, Series 2013-15A, Class D, 3.57%, 10/15/25		2,000	1,819,885
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.67%, 4/15/26		750	695,778
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25		1,500	1,395,020
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.67%, 7/17/25		500	451,824
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.93%, 11/14/26		750	698,815
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.57%, 11/22/25		1,750	1,460,305
OZLM Funding Ltd., Series 2012-1A, Class BR, 3.32%, 7/22/27		2,000	1,966,764
OZLM IX Ltd., Series 2014-9A, Class C, 3.89%, 1/20/27		1,000	933,593
OZLM VI Ltd., Series 2014-6A, Class B, 3.22%, 4/17/26		1,250	1,214,645
OZLM VIII Ltd., Series 2014-8A, Class B, 3.32%, 10/17/26		2,245	2,176,660

Portfolio Abbreviations

AKA	Also known as	FKA	Formerly known as
CAD	Canadian Dollar	GBP	British Pound
CLO	Collateralized Loan Obligation	USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	1

Schedule of Investments (continued)

Asset-Backed Securities (a)(b)		Par (000)	Value
OZLM XII Ltd., Series 2015-12A, Class C, 4.02%, 4/30/27	USD	1,160	$1,068,450
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.22%, 7/17/26		1,250	1,218,540
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25		3,000	2,841,482
Sound Point CLO IV Ltd.:
Series 2013-3A, Class A, 1.66%, 1/21/26		3,150	3,115,807
Series 2013-3A, Class D, 3.79%, 1/21/26		1,500	1,376,539
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27		1,250	1,140,636
TICP CLO I Ltd., Series 2015-1A, Class D, 3.83%, 7/20/27		750	681,261
TICP CLO III Ltd., Series 2014-3A, Class D2, 4.48%, 1/20/27		1,000	941,922
Venture XI CLO Ltd.:
Series 2012-11AR, Class DR, 4.26%, 11/14/22		750	712,206
Series 2012-11AR, Class ER, 6.46%, 11/14/22		750	719,293
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.06%, 2/28/24		500	457,646
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.13%, 4/15/27		520	487,708
Venture XXI CLO Ltd.:
Series 2015-21A, Class A, 1.77%, 7/15/27		3,285	3,236,054
Series 2015-21A, Class D, 3.88%, 7/15/27		880	801,064
Vibrant CLO II Ltd., Series 2013-2A, Class B, 3.07%, 7/24/24		2,000	1,925,000
Voya CLO Ltd., Series 2014-4A, Class C, 4.32%, 10/14/26		1,500	1,412,715
Wind River CLO Ltd., Series 2012-1A, Class D, 5.32%, 1/15/24		1,000	1,001,200
Total Asset-Backed Securities — 3.4%			88,773,520

Common Stocks		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (c)		235,827	106,122
GEO Specialty Chemicals, Inc. (a)(c)		39,151	17,618

			123,740
Diversified Consumer Services — 0.1%
Education Management Corp. (c)		1,532,378	48,576
Houghton Mifflin Harcourt Co. (c)		86,900	1,717,144

			1,765,720
Total Common Stocks — 0.1%			1,889,460

Corporate Bonds		Par (000)	Value
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.34%, 12/15/19 (a)(b)	USD	7,030	6,906,975
Diversified Telecommunication Services — 0.3%
Altice Financing SA, 6.63%, 2/15/23 (a)		2,210	2,192,033
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		5,885	5,885,000

			8,077,033

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp, 8.13%, 6/15/21 (a)	USD	1,495	$1,345,500
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp., 3.84%, 6/15/20 (a)(b)		6,235	6,149,269
Media — 0.3%
CCO Safari II LLC, 4.91%, 7/23/25 (a)		8,460	8,588,803
Oil, Gas & Consumable Fuels — 0.5%
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		4,602	4,647,592
California Resources Corp., 5.50%, 9/15/21		6,750	4,050,000
CONSOL Energy, Inc., 5.88%, 4/15/22		2,470	1,617,850
MEG Energy Corp., 7.00%, 3/31/24 (a)		4,000	3,390,000

			13,705,442
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (a)		4,435	3,969,325
Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		3,334	3,267,320
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 3/01/20 (a)		2,260	2,306,613
Total Corporate Bonds — 2.0%			54,316,280

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.2%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		6,530	6,069,748
Aerospace & Defense — 1.2%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		7,717	7,710,141
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		551	535,969
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		4,771	3,449,303
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		4,300	4,391,375
TransDigm, Inc.:
Tranche C Term Loan, 3.75%, 2/28/20		12,320	12,002,253
Tranche D Term Loan, 3.75%, 6/04/21		1,975	1,922,663
Tranche E Term Loan, 3.50%, 5/16/22		1,561	1,510,018

			31,521,722
Air Freight & Logistics — 0.6%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		3,210	2,765,682
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		3,334	2,872,789
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		549	473,375
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		4,599	3,962,470
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		4,970	4,948,281

			15,022,597

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 0.5%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18	USD	5,021	$5,009,372
Northwest Airlines, Inc.:
B757-300, 1.77%, 3/10/17		455	441,350
B757-300, 2.39%, 3/10/17		375	371,071
Loan B757-200, 1.77%, 9/10/18		462	448,403
Loan B757-200, 1.77%, 9/10/18		458	444,260
Loan B757-300, 2.39%, 3/10/17		375	371,250
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		4,998	4,952,718

			12,038,424
Auto Components — 0.3%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/27/20		2,382	2,369,744
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		5,455	5,387,174

			7,756,918
Beverages — 0.2%
Blue Ribbon LLC, Initial Term Loan (First Lien), 5.75%, 11/15/21		6,309	6,285,013
Biotechnology — 0.8%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21		3,835	3,604,900
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.23%, 2/27/21		18,512	18,343,440

			21,948,340
Building Products — 1.8%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		3,946	3,913,146
CPG International, Inc., Term Loan, 4.75%, 9/30/20		14,518	14,046,094
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		10,886	10,841,372
Term B-1 Loan, 4.75%, 7/01/22		1,745	1,732,917
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		9,241	9,090,841
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		5,258	5,136,912
Tranche B Term Loan, 4.00%, 10/31/19		3,758	3,671,176

			48,432,458
Capital Markets — 0.9%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,692	3,682,740
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		6,695	6,293,300
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		5,511	5,460,209
Initial Term Loan (Second Lien), 8.50%, 6/19/23		2,340	2,318,542
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		6,216	6,194,643

			23,949,434
Chemicals — 2.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,719	7,139,781

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20	USD	9,108	$9,009,333
The Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		3,899	3,602,931
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV), Term B Loan (Second Lien), 8.25%, 6/02/20		2,040	1,876,728
Huntsman International LLC:
2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,985	1,967,016
2015 Extended Term B Dollar Loan, 3.00%, 4/19/19		3,500	3,449,705
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		5,588	5,473,580
MacDermid, Inc. (Platform Specialty Products Corp.):
Term Loan B3 USD, 4.50%, 6/05/20		5,505	5,434,481
Tranche B Term Loan (First Lien), 4.50%, 6/07/20		6,614	6,407,746
Tranche B-2 Term Loan, 4.75%, 6/07/20		1,541	1,493,601
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 9.50%, 7/15/20		4,720	4,255,882
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		6,793	6,487,355
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		5,969	5,790,027
Term Loan (Second Lien 2014), 7.75%, 9/30/21		3,800	3,610,000

			65,998,166
Commercial Services & Supplies — 3.0%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		5,214	5,089,705
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		8,104	7,922,081
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		5,287	4,983,387
Aramark Corp.:
LC-2 Facility, 0.08% - 3.65%, 7/26/16		11	10,740
LC-3 Facility, 0.08% - 3.65%, 7/26/16		4	4,407
U.S. Term E Loan, 3.25%, 9/07/19		6,531	6,495,387
Dealer Tire LLC, Initial Term Loan, 5.50%, 12/22/21		3,504	3,500,865
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/02/20		1,404	1,375,920
Replacement Term Loan (First Lien), 4.25% - 5.50%, 11/01/19		2,613	2,597,263
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		3,618	2,851,953
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		8,640	8,726,518
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,133	2,921,692
Packers Holdings LLC, Initial Term Loan, 5.00%, 12/02/21		6,898	6,863,386

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	3

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19	USD	15,722	$15,265,045
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		1,456	830,120
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20		4,627	4,622,853
West Corp., Term B-10 Loan, 3.25%, 6/30/18		5,106	5,022,905

			79,084,227
Communications Equipment — 0.8%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		13,770	13,365,575
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75%, 12/29/22		4,410	4,353,508
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		2,464	2,457,018

			20,176,101
Construction & Engineering — 0.9%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		8,401	7,744,866
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		6,173	6,111,209
USAGM Holdco LLC:
Initial Loan (Second Lien), 9.50%, 7/28/23		2,915	2,805,688
Initial Term Loan (First Lien), 4.75%, 7/28/22		8,382	8,014,840

			24,676,603
Construction Materials — 0.6%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		1,458	1,443,342
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		4,791	4,743,073
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		499	494,131
Headwaters, Inc., Term B Loan, 4.50%, 3/24/22		3,344	3,335,468
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		4,859	4,826,277
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/14/22		1,480	1,435,870

			16,278,161
Containers & Packaging — 1.8%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		6,461	6,402,753
Berry Plastics Corp., Term F Loan, 4.00%, 10/03/22		21,041	20,885,976
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		3,998	3,879,390
Kleopatra Holdings 2 SCA:
Initial German Borrower Dollar Term Loan, 5.00%, 4/28/20		1,496	1,492,973
Initial U.S. Borrower Dollar Term Loan, 5.00%, 4/28/20		3,501	3,493,557
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		11,148	11,092,625

			47,247,274

Floating Rate Loan Interests (b)		Par (000)	Value
Distributors — 0.4%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21	USD	4,887	$4,885,238
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		4,165	1,971,419
Term Loan (First Lien), 7.00%, 7/29/17		3,717	2,787,566

			9,644,223
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan, 4.00% - 5.25%, 1/30/20		8,324	8,304,284
Term B-1 Loan, 4.50% - 5.75%, 1/30/20		3,270	3,272,076
Education Management II LLC:
Tranche A Term Loan, 5.50%, 7/02/20		128	33,161
Tranche B Term Loan, 2.00% - 6.50%, 7/02/20		224	20,338
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		25,448	25,270,484

			36,900,343
Diversified Financial Services — 0.8%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		9,395	9,318,713
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		6,833	6,764,546
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		1,816	1,817,789
SS&C European Holdings S.à r.l., Term B-2 Loan, 3.75%, 7/08/22		2,496	2,484,653

			20,385,701
Diversified Telecommunication Services — 5.4%
Altice Financing SA:
Dollar Denominated Tranche Loan, 5.25%, 2/04/22		3,401	3,375,926
Term Loan, 5.50%, 7/02/19		9,738	9,738,273
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		4,794	3,626,978
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,163	5,120,237
Integra Telecom Holdings, Inc.:
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		3,422	3,344,026
Term B-1 Loan, 5.25%, 8/14/20		8,213	7,974,648
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		6,428	6,002,038
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		23,045	23,004,339
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		4,654	4,605,229
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		14,637	14,608,058
LightSquared LP, Term Loan, 8.75%, 6/15/20		27,425	26,670,813
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		15,317	15,015,183
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	4,053	3,023,738
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	2,305	3,427,801

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Ziggo BV:
USD B1 Facility, 3.50%, 1/15/22	USD	5,683	$5,540,481
USD B2 Facility, 3.50%, 1/15/22		3,662	3,570,393
USD B3 Facility, 3.50%, 1/15/22		6,023	5,872,019

			144,520,180
Electric Utilities — 0.9%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		6,710	6,681,483
Texas Competitive Electric Holdings Co. LLC (TXU):
2017 Term Loan (Extending), 4.68%, 10/10/17		7,930	2,688,270
DIP Delayed Draw Term Loan (2014), 3.00%, 11/07/16		15,000	14,943,750

			24,313,503
Electronic Equipment, Instruments & Components — 0.5%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		3,785	3,763,471
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20		6,834	6,793,534
Lully Finance S.à r.l. (Lully Finance LLC), Initial Term B-1 Loan (First Lien), 5.00%, 10/14/22		3,585	3,529,002

			14,086,007
Energy Equipment & Services — 0.1%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		5,939	2,975,482
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		1,039	288,723
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		830	645,616

			3,909,821
Food & Staples Retailing — 2.1%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		3,635	3,468,408
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		11,242	11,003,583
New Albertson’s, Inc., Incremental Term Loan, 4.75%, 6/27/21		4,965	4,920,514
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		5,998	5,978,346
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		2,665	2,672,782
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		9,685	9,688,002
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		4,058	4,039,035
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		14,542	14,405,832

			56,176,502
Food Products — 1.5%
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		10,388	10,351,796
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		6,511	6,472,719

Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (continued)
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22	USD	10,405	$10,348,605
Term B Loan (Second Lien), 8.50%, 8/03/23		301	298,909
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		3,250	3,215,173
Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		2	1,964
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,528	5,374,389
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	2,475,000

			38,538,555
Gas Utilities — 0.2%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		4,814	4,368,365
Health Care Equipment & Supplies — 2.3%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		9,444	9,316,518
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		4,151	4,119,565
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		14,976	14,614,201
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		11,323	11,292,481
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		10,828	10,421,702
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		4,025	3,857,630
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		9,312	8,729,634

			62,351,731
Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc., Tranche B Term Loan, 4.25%, 2/11/22		1,383	1,384,861
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.50%, 4/29/22		3,422	3,426,673
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		2,307	2,254,149
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		12,474	12,360,368
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.):
Term B-2 Loan, 3.75%, 11/02/18		7,714	7,623,756
Term B-3 Loan, 3.75%, 11/02/18		2,871	2,837,495
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		9,786	9,648,182
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.48% - 3.66%, 12/31/18		4,475	4,390,293
Incremental 2019 Term G Loan, 3.75%, 12/31/19		13,107	12,815,634
Incremental 2021 Term H Loan, 4.00%, 1/27/21		9,215	9,052,727
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		8,418	8,380,915
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		19,578	19,465,905

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	5

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18	USD	5,371	$5,356,122
Tranche B-2 Term Loan, 4.50%, 10/28/22		3,490	3,469,269
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		2,598	2,623,639
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		3,506	3,497,523
HCA, Inc., Tranche B-5 Term Loan, 2.98%, 3/31/17		3,957	3,953,054
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		7,918	7,794,394
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 6.50%, 4/16/21		7,182	2,872,924
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		5,334	5,181,605
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		2,547	2,478,376
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		5,258	5,231,821
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		6,515	6,458,412
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		6,967	6,915,231
Team Health, Inc., Term Loan B, 3.75%, 11/17/22		11,685	11,597,363
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		8,105	7,922,599
U.S. Renal Care, Inc.:
Term Loan (First Lien), 4.25%, 11/17/22		5,435	5,394,238
Tranche B-2 Term Loan (First Lien), 4.25%, 7/03/19		12,616	12,560,376

			186,947,904
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		9,208	9,100,617
Hotels, Restaurants & Leisure — 5.7%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		5,884	5,631,755
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		3,544	3,499,453
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		13,516	13,429,274
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		7,818	7,314,774
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		6,158	6,116,877
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		27,278	25,462,035
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		4,754	4,722,112
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		4,118	4,061,123
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		7,591	7,543,531
ESH Hospitality, Inc. (AKA Extended Stay America), Term Loan, 5.00%, 6/24/19		4,515	4,531,931

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20	USD	4,954	$4,924,801
Intrawest Operations Group LLC, Initial Term Loan, 4.75%, 12/09/20		5,438	5,421,170
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		17,538	17,198,328
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		9,518	9,456,663
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		2,370	2,364,830
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,808	2,635,052
Scientific Games International, Inc.:
Initial Term B-2 Loan, 6.00%, 10/01/21		6,154	5,687,619
Initial Term Loan, 6.00%, 10/18/20		3,686	3,410,425
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		18,727	18,572,494

			151,984,247
Household Durables — 0.2%
Jarden Corp., Tranche B2 Term Loan, 2.98%, 7/30/22		5,130	5,121,741
Household Products — 0.4%
Spectrum Brands, Inc., USD Term Loan, 3.50%, 6/23/22		10,188	10,167,944
Independent Power and Renewable Electricity Producers — 1.9%
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		4,227	4,194,514
Term Loan B6, 3.00%, 1/15/23		3,180	3,148,200
Term Loan, 3.50%, 5/27/22		12,514	12,172,320
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		8,037	7,873,523
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		1,149	840,764
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		9,494	8,829,530
Term C Loan (First Lien), 5.00%, 12/17/21		421	391,435
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		4,080	3,896,400
Terra-Gen Finance Co. LLC, Term Loan, 5.25%, 12/09/21		4,120	3,934,378
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		4,314	4,240,177

			49,521,241
Insurance — 1.8%
AmWINS Group LLC:
New Term Loan (First Lien), 5.25%, 9/06/19		7,656	7,661,963
Term Loan (Second Lien ), 9.50%, 9/04/20		1,181	1,177,636
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		6,590	6,548,813
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		7,152	6,732,036
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		5,955	5,499,512

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.), Term Loan (First Lien), 5.00%, 4/16/20	USD	7,267	$6,945,572
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		7,410	6,804,825
Initial Term Loan (First Lien), 3.75%, 3/01/21		5,475	5,292,807

			46,663,164
Internet & Catalog Retail — 0.3%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		8,712	8,574,217
Internet Software & Services — 1.0%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		8,667	8,625,374
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term C Loan, 3.50%, 2/19/18		261	259,841
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		17,118	16,907,100

			25,792,315
IT Services — 1.0%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.25%, 4/17/20		2,761	2,678,594
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		7,588	7,548,114
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien), 9.00%, 11/11/22		4,203	4,132,965
Term B-1 Loan, 4.75%, 11/12/21		10,320	10,229,620
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.75%, 6/13/21		3,286	3,278,465

			27,867,758
Leisure Products — 0.4%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		5,563	5,420,930
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 4.50%, 4/15/21		4,810	4,665,693

			10,086,623
Life Sciences Tools & Services — 2.2%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		13,801	13,344,127
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		13,239	12,675,869
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		20,285	19,727,423
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		11,565	11,362,613

			57,110,032
Machinery — 2.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		12,573	11,009,516
Allison Transmission, Inc., Term B-3 Loan, 3.50%, 8/23/19		4,049	4,026,270

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20	USD	1,715	$75,031
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		9,380	9,153,071
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,516	5,310,376
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		15,357	14,326,408
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/24/21		5,139	5,135,501
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		9,021	8,806,941
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		6,184	6,127,589
Wabash National Corp., Tranche B-2 Loan, 4.25%, 3/18/22		4,082	4,074,329

			68,045,032
Media — 8.1%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		6,163	5,891,224
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		5,252	5,077,325
Term Loan (Second Lien), 7.50%, 7/25/22		3,245	2,951,328
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		17,544	17,253,758
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 12/31/14 (c)(d)		1,812	—
Term Loan, 0.00%, 12/31/14 (c)(d)		1,240	—
Cequel Communications LLC, Term Loan, 2.75%, 2/14/19		1,240	1,221,400
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H Loan, 3.25%, 8/24/21		4,830	4,787,738
Term I Loan, 3.50%, 1/24/23		22,665	22,604,258
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.50%, 12/17/21		4,354	4,341,748
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		14,630	14,577,771
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B Loan, 5.00%, 7/30/20		3,803	3,683,832
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.98%, 1/30/19		21,600	15,582,163
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		20,365	20,316,187
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		5,485	5,310,851
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,719	3,700,505
MCC Iowa LLC, Tranche J Term Loan, 3.75%, 6/30/21		1,654	1,632,361
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		5,005	4,967,803

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	7

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Numericable Group SA, USD TLB-6, 4.75%, 2/10/23	USD	7,470	$7,306,631
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		10,786	10,550,433
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		9,332	9,127,562
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		8,594	8,539,873
TWCC Holding Corp., Term B-1 Loan, 5.75%, 2/11/20		7,766	7,757,898
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		20,910	20,570,294
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21		4,327	4,266,473
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		8,562	8,425,306
WideOpenWest Finance LLC, Replacement Term B Loan, 4.50%, 4/01/19		5,025	4,887,577

			215,332,299
Metals & Mining — 0.5%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		12,572	12,197,220
Multiline Retail — 0.9%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		18,989	18,904,211
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,431	1,164,818
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22		4,827	4,800,060

			24,869,089
Multi-Utilities — 0.2%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,587,024
Oil, Gas & Consumable Fuels — 1.8%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		9,299	8,415,579
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		3,529	3,529,638
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		8,795	7,929,927
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		11,100	10,413,512
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20		1,101	645,672
Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22		5,294	4,896,734
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		3,525	2,961,315
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21		2,854	1,962,039
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		7,542	7,570,383

			48,324,799
Pharmaceuticals — 4.3%
Akorn, Inc., Loan, 6.00%, 4/16/21		7,670	7,334,515
Amneal Pharmaceuticals LLC, Term Loan B, 4.50% - 5.75%, 11/01/19		7,132	6,989,724
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		9,085	9,028,060

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21	USD	12,041	$11,901,610
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		15,280	15,012,600
Horizon Pharma, Inc., 2015 Term Loan, 4.50%, 5/07/21		2,904	2,548,568
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		15,703	15,552,897
Sage Products Holdings III LLC, Replacement Loan (First Lien), 4.25%, 12/13/19		3,658	3,627,949
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		3,232	3,044,885
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19		5,167	4,863,486
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		5,937	5,581,510
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		31,214	29,427,463

			114,913,267
Professional Services — 2.8%
Cotiviti Corporation (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		8,453	8,322,963
Initial Term Loan (Second Lien), 8.00%, 5/13/22		7,350	7,282,601
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		6,208	6,138,171
Koosharem LLC, Term Loan, 7.50%, 5/15/20		9,703	9,484,248
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		8,319	8,294,395
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		4,800	4,763,516
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,277	1,238,933
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 4.50%, 6/20/22		6,783	6,719,443
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		21,753	21,176,956

			73,421,226
Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		4,384	4,044,252
RHP Hotel Properties LP, Tranche B Term Loan, 3.50%, 1/15/21		3,917	3,892,705

			7,936,957
Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		6,297	6,251,150
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		12,714	12,476,042
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		6,565	6,546,394

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Schedule of Investments (continued)

Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.08% - 4.40%, 10/10/16	USD	448	$441,031
Initial Term B Loan 2014, 3.75%, 3/05/20		15,772	15,693,545

			41,408,162
Road & Rail — 0.8%
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		5,795	5,584,931
The Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		12,886	12,700,608
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		3,882	3,736,356

			22,021,895
Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies, Term Loan B, 3.50%, 11/11/22		39,490	39,065,483
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		17,322	17,300,481
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		13,395	13,369,458
Tranche B5 Term Loan, 5.00%, 1/15/21		4,675	4,669,079
NXP BV:
Tranche B Loan, 3.00%, 11/05/20		19,778	19,654,849
Tranche D Loan, 3.25%, 1/11/20		6,675	6,590,390

			100,649,740
Software — 5.7%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21		7,314	7,180,589
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,765	1,692,194
Diamond U.S. Holding LLC (Dealogic), Initial Term Loan, 4.75%, 12/17/21		3,762	3,733,363
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		12,524	12,279,903
First Data Corp.:
2018 New Dollar Term Loan, 3.71%, 3/23/18		32,263	31,900,311
2018B Second New Term Loan, 3.71%, 9/24/18		150	148,437
2021 New Dollar Term Loan, 4.21%, 3/24/21		18,997	18,920,175
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		10,341	9,844,230
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		12,915	12,539,286
Kronos, Inc., Incremental Term Loan (First Lien), 4.50%, 10/30/19		8,044	7,990,809
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	4,893,750
Initial Term Loan, 4.50%, 10/13/20		8,383	8,199,826
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		9,595	9,516,906
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		4,210	4,167,226
SS&C Technologies, Inc., Term B-1 Loan, 3.75%, 7/08/22		16,607	16,532,497

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20	USD	552	$505,180

			150,044,682
Specialty Retail — 2.6%
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		6,309	6,255,217
Term B Loan, 3.75%, 1/28/20		5,641	5,582,361
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		12,217	11,881,032
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		9,260	8,648,660
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		14,100	13,751,025
PetCo Animal Supplies, Inc., New Loan, 4.00%, 11/24/17		6,191	6,173,427
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		16,291	15,984,230
Things Remembered, Inc., Term Loan, 8.25%, 5/24/18		1,571	1,139,200

			69,415,152
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		4,180	4,023,564
Trading Companies & Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		6,293	6,241,542
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		3,190	3,170,063
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		5,889	5,693,158
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		15,850	15,675,650
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 4.75% - 6.00%, 11/08/19		1,852	1,784,728
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		4,089	3,999,134
Initial Term Loan (Second Lien), 7.75%, 7/31/22		6,540	5,935,050

			42,499,325
Wireless Telecommunication Services — 0.6%
SBA Senior Finance II LLC:
Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		2,867	2,803,322
Incremental Tranche B-2 Term Loan, 3.25%, 6/10/22		1,372	1,354,418
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		11,075	11,080,205

			15,237,945
Total Floating Rate Loan Interests — 92.3%			2,445,545,298

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	9

Schedule of Investments (continued)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)	USD	5,640	$5,662,334

Preferred Securities		Shares	Value
Preferred Stocks
Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50% (e)		1,705	3,410
Total Long-Term Investments (Cost — $2,675,316,724) — 98.0%			2,596,190,302

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (f)(g)	203,689,513	$203,689,513
Total Short-Term Securities (Cost — $203,689,513) — 7.7%		203,689,513
Total Investments (Cost — $2,879,006,237*) — 105.7%		2,799,879,815
Liabilities in Excess of Other Assets — (5.7)%		(150,124,979)

Net Assets — 100.0%		$2,649,754,836

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,882,075,861

Gross unrealized appreciation	$2,772,178
Gross unrealized depreciation	(84,968,224)

Net unrealized depreciation	$(82,196,046)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of period end.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Perpetual security with no stated maturity date.

(f)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	223,911,699	(20,222,186)	203,689,513	$59,345

(g)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Depreciation
(77)	U.S. Treasury Notes (10 Year)	March 2016	USD	9,735,688	$(73,064)

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,235,962	CAD	2,947,000	UBS AG	12/03/15	$29,218
USD	1,053,097	GBP	686,000	Morgan Stanley & Co. International PLC	12/03/15	19,898
USD	2,204,914	CAD	2,947,000	HSBC Bank PLC	1/06/16	(1,805)
USD	1,030,763	GBP	686,000	BNP Paribas S.A.	1/06/16	(2,607)
Total						$44,704

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$55,878,819	$32,894,701	$88,773,520
Common Stocks[1]	$1,717,144	—	172,316	1,889,460
Corporate Bonds[1]	—	49,668,688	4,647,592	54,316,280
Floating Rate Loan Interests[1]	—	2,289,885,479	155,659,819	2,445,545,298
Non-Agency Mortgage-Backed Securities	—	5,662,334	—	5,662,334
Preferred Securities[1]	—	3,410	—	3,410
Short-Term Securities	203,689,513	—	—	203,689,513

Total	$205,406,657	$2,401,098,730	$193,374,428	$2,799,879,815

[1] See above Schedule of Investments for values in each industry.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015	11

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$49,116	—	$49,116
Liabilities:
Foreign currency exchange contracts	—	(4,412)	—	(4,412)
Interest rate contracts	$(73,064)	—	—	(73,064)

Total	$(73,064)	$44,704	—	$(28,360)

[1] Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$435,323	—	—	$435,323
Foreign currency at value	1,742	—	—	1,742
Cash pledged for financial futures contracts	104,000	—	—	104,000

Total	$541,065	—	—	$541,065

During the period ended November 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2015	$31,137,319	$219,063	$4,733,568	$103,555,482	$139,645,432
Transfers into Level 3[1]	—	—	—	85,016,340	85,016,340
Transfers out of Level 3[2]	(3,205,137)	—	—	(32,609,709)	(35,814,846)
Accrued discounts/premiums	14,230	—	(1,074)	51,723	64,879
Net realized gain (loss)	—	—	(1,241)	(326,442)	(327,683)
Net change in unrealized appreciation (depreciation)[3]	(685,418)	(46,747)	50,751	(3,204,251)	(3,885,665)
Purchases	5,633,707	—	110,008	22,437,676	28,181,391
Sales	—	—	(244,420)	(19,261,000)	(19,505,420)
Closing Balance, as of November 30, 2015	$32,894,701	$172,316	$4,647,592	$155,659,819	$193,374,428

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[3]	$(685,418)	$(46,747)	$50,751	$(3,182,376)	$(3,863,790)

[1]

As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 22, 2016